Investments in associates	6 Months Ended
Jun. 30, 2021
Investments accounted for using equity method [abstract]
Investments in associates
13.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2021			2020
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes

Balance at 1 January	1 135	3 566	391	1 132	3 239	451
Effect of movements in foreign exchange	—	(101)	(52)	—	(10)	(60)
Dividends received	—	—	(67)	—	(19)	—
Share of results of associates	(11)	59	12	(19)	38	4

Balance at 30 June	1 124	3 524	284	1 113	3 248	395

In the
six-month
period ended 30 June 2021, associates that are not individually material contributed 40m US dollar to the results of investment in associates (30 June 2020: 10m US dollar).

1
The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of intangible assets held for sale in accordance with IFRS 5
Non-current
assets held for sale and discontinued operations
and to the restatement of
non-monetary
assets under hyperinflation accounting in line with IAS 29
Financial reporting in hyperinflationary economies
.